Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

10 – COMMITMENTS

The Company leases certain office equipment under non-cancelable operating lease arrangements.  Monthly payments under the lease agreements are approximately $600 as of June 30, 2012.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Lease payments during the first year are approximately $2,500 for one month and $4,400 for the remaining eleven months.  The lease payment amount for any future renewal terms is to be mutually agreed to by the Company and the lessor.

Starting September 1, 2012, the lease has been renewed for three years with a fixed payment of approximately $5,008 per month. For each year thereafter of the initial year, the full service price will be subject to an increment of 4%.

Future minimum lease payments under these leases are as follows:

Twelve Months Ending June 30:

2013	$58,273
2014	61,900
2015	64,376
2016	66,951
Total	$251,500

7 – COMMITMENTS AND CONTINGENCIES

The Company leases certain office equipment under non cancelable operating lease arrangements.  Monthly payments under the lease agreements are approximately $600 as of December 31, 2011.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Lease payments during the first year are approximately $2,500 for one month and $4,400 for the remaining eleven months.  The lease payment amount for any future renewal terms is to be mutually agreed to by the Company and the lessor.

Future minimum lease payments under these leases are as follows

Years Ending December 31:

2012	39,313
Total	$39,313